SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Significant Related Party Transactions
SIGNIFICANT RELATED PARTY TRANSACTIONS

23	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these consolidated financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the group and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

Some of the group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

Balances due to related parties

			2024	2023
Name	Relationship	Nature	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Non-trade payables
		Long-term loans (Note 14)	12,300,650	12,300,650
		Short-term loans (Note 14)	1,142,024	5,021,638

		Amounts due to an ultimate beneficial shareholder	13,442,674	17,322,288

Mr. Ka Wai Se	Related party of an ultimate beneficial shareholder	Other borrowings (Note 13(b))	183,066	536,530

Mr. Ka Chun Se	Related party of an ultimate beneficial shareholder	Other borrowings (Note 13(b))	242,189	-

Prowood (Cambodia) Flooring Co., Ltd	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	1,500,000	-

Nature Flooring Iindusties Inc	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	509,042	-

Kunshan Yingyi Trading Limited	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	139,113	-

Long-term loans from related parties are not expected to be repaid within the next 12 months. The Company did not have any outstanding to any officers or directors as of December 31, 2024 and 2023, and it does not expect to provide long terms loans or credit facilities to officers and directors.

Transactions with related parties

The following table represents the significant related party transactions for the years ended December 31, 2024, 2023 and 2022.

			2024	2023	2022
Name	Relationship	Nature	USD	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on shareholder loans	73,102	197,066	405,872
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on convertible bonds	-	71,865	102,149
Fo Shan Sunde Daziran Investment Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	-	55,263	24,197
Fo Shan Sunde Changcheng Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	20,535	6,523	-